Other intangibles, net - Schedule of Other Intangibles (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 117,789	$ 139,666
Customer relationships, net
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	113,706	134,883
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 4,083	$ 4,783